INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Significant components of deferred tax assets and liabilities are as follows:

	2011	2010
Deferred tax assets:
Net operating loss carryover	3,873,000	$2,738,000
Tax credits	328,000	215,000
Valuation allowance	(4,201,000)	(2,953,000)
Net deferred tax assets	$—	$—
Statutory federal income tax rate	-34%	-34%
State income taxes, net of federal taxes	-0%	-0%
Non-deductible items	8%	10%
Tax credits	2%	2%
Valuation allowance	24%	22%
Effective income tax rate	0%	0%